Submission	Feb. 12, 2026
Submission [Line Items]
Central Index Key	0002065661
Registrant Name	Plutonian Acquisition Corp II
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Plutonian Acquisition Corp II